Quarterly Report
October 31, 2022
MFS®  High Yield Pooled Portfolio
HYP-Q3

Portfolio of Investments
10/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 97.0%
Aerospace & Defense – 2.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$1,317,000	$1,294,446
Bombardier, Inc., 7.125%, 6/15/2026 (n)		1,517,000	1,435,943
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		2,450,000	1,935,500
Moog, Inc., 4.25%, 12/15/2027 (n)		3,495,000	3,127,536
TransDigm, Inc., 6.25%, 3/15/2026 (n)		2,872,000	2,832,969
TransDigm, Inc., 6.375%, 6/15/2026		2,275,000	2,195,375
TransDigm, Inc., 5.5%, 11/15/2027		2,015,000	1,838,083
TransDigm, Inc., 4.625%, 1/15/2029		2,196,000	1,869,960
			$16,529,812
Automotive – 2.9%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$3,535,000	$3,464,300
Dana, Inc., 5.375%, 11/15/2027		1,976,000	1,788,280
Dana, Inc., 4.25%, 9/01/2030		1,495,000	1,197,435
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		2,115,000	1,440,066
Ford Motor Co., 5.113%, 5/03/2029		3,505,000	3,133,470
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		5,330,000	4,955,834
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		2,770,000	2,592,159
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		2,025,000	1,451,774
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		1,336,000	628,846
			$20,652,164
Broadcasting – 2.5%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$2,084,000	$1,772,775
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		4,480,000	3,595,200
iHeartCommunications, Inc., 8.375%, 5/01/2027		2,284,000	2,051,700
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		2,740,000	2,482,303
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		2,545,000	2,025,340
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	833,474	639,052
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$1,896,000	1,596,205
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		4,549,000	3,887,507
			$18,050,082
Brokerage & Asset Managers – 2.3%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$2,386,000	$2,394,947
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		2,420,000	1,984,400
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		4,195,000	3,863,473
LPL Holdings, Inc., 4%, 3/15/2029 (n)		2,726,000	2,379,226
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		1,955,000	1,702,737
NFP Corp., 4.875%, 8/15/2028 (n)		1,995,000	1,721,107
NFP Corp., 6.875%, 8/15/2028 (n)		2,492,000	2,117,415
			$16,163,305
Building – 4.0%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$4,945,000	$4,363,419
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		1,848,000	1,276,698
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		3,870,000	3,056,243
Interface, Inc., 5.5%, 12/01/2028 (n)		3,855,000	3,041,830
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		1,930,000	1,488,667
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		2,352,000	2,018,751
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		2,805,000	2,569,862
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		2,150,000	1,806,000
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		2,665,000	2,167,078
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		2,025,000	1,774,406
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		3,053,000	2,468,503
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		680,000	508,776

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	$2,335,000	$1,978,913
		$28,519,146
Business Services – 1.6%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$1,220,000	$1,113,250
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	2,380,000	2,079,525
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	1,835,000	1,696,957
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,880,000	1,729,600
Switch Ltd., 3.75%, 9/15/2028 (n)	2,614,000	2,640,140
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	2,405,000	2,412,311
		$11,671,783
Cable TV – 8.2%
Cable One, Inc., 4%, 11/15/2030 (n)	$2,625,000	$2,136,487
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	1,895,000	1,755,680
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	7,287,000	6,123,995
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	3,395,000	2,755,246
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	3,435,000	2,713,650
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	2,440,000	1,793,400
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	1,700,000	1,568,250
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	3,990,000	3,052,350
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,425,000	1,907,917
DISH DBS Corp., 7.75%, 7/01/2026	1,380,000	1,164,430
DISH DBS Corp., 5.25%, 12/01/2026 (n)	1,815,000	1,576,781
DISH DBS Corp., 5.125%, 6/01/2029	2,015,000	1,353,371
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	2,919,000	2,721,967
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	930,000	783,525
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	3,465,000	2,772,000
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	2,337,000	2,009,066
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	4,730,000	4,362,479
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	5,200,000	4,521,920
Videotron Ltd., 5.125%, 4/15/2027 (n)	1,828,000	1,725,175
Videotron Ltd., 3.625%, 6/15/2029 (n)	1,140,000	959,971
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	3,640,000	2,917,052
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	4,410,000	3,754,678
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	5,030,000	3,985,873
		$58,415,263
Chemicals – 2.6%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$2,474,000	$2,254,365
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	3,805,000	3,127,234
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	2,254,000	1,892,662
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	3,619,000	3,076,150
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	1,870,000	1,531,976
Ingevity Corp., 3.875%, 11/01/2028 (n)	3,287,000	2,774,609
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	1,945,000	1,533,146
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	3,325,000	2,651,688
		$18,841,830
Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$1,765,000	$1,648,970
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	745,000	638,896
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	2,845,000	2,372,019
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	2,605,000	2,209,691
PTC, Inc., 3.625%, 2/15/2025 (n)	1,830,000	1,744,045
		$8,613,621

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.8%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$4,736,000	$4,687,219
Fair Isaac Corp., 4%, 6/15/2028 (n)		816,000	738,350
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		3,815,000	3,547,153
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		2,935,000	2,450,402
Virtusa Corp., 7.125%, 12/15/2028 (n)		2,145,000	1,538,657
			$12,961,781
Conglomerates – 2.9%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$1,943,000	$1,700,125
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		4,559,000	3,941,711
Gates Global LLC, 6.25%, 1/15/2026 (n)		3,225,000	3,096,000
Griffon Corp., 5.75%, 3/01/2028		2,886,000	2,643,634
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		3,293,000	2,255,705
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		1,805,000	1,807,346
TriMas Corp., 4.125%, 4/15/2029 (n)		5,696,000	4,892,238
			$20,336,759
Construction – 1.5%
Empire Communities Corp., 7%, 12/15/2025 (n)		$2,300,000	$1,982,648
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		1,110,000	948,440
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,920,000	1,497,115
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		2,400,000	1,928,880
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		2,826,000	2,590,241
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		2,048,000	1,649,578
			$10,596,902
Consumer Products – 1.7%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	660,000	$474,620
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$880,000	704,519
Mattel, Inc., 3.375%, 4/01/2026 (n)		2,670,000	2,435,350
Mattel, Inc., 5.875%, 12/15/2027 (n)		1,035,000	1,004,343
Mattel, Inc., 5.45%, 11/01/2041		975,000	757,670
Newell Brands, Inc., 6.375%, 9/15/2027		1,587,000	1,550,896
Newell Brands, Inc., 6.625%, 9/15/2029		1,119,000	1,093,822
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		2,200,000	2,044,394
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		1,185,000	950,382
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		2,070,000	1,190,250
			$12,206,246
Consumer Services – 3.9%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$475,000	$453,644
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		2,635,000	2,290,895
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		1,480,000	1,027,561
ANGI Group LLC, 3.875%, 8/15/2028 (n)		3,064,000	2,244,472
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		2,710,000	2,089,478
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		4,971,000	4,122,599
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		2,027,000	1,829,368
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		1,945,000	1,735,455
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		3,615,000	3,212,398
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		1,030,000	841,515
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		245,000	186,754
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		1,995,000	1,433,906
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		1,760,000	1,220,419
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,943,000	3,267,761
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		1,665,000	1,552,560
			$27,508,785

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 3.0%
ARD Finance S.A., 6.5% (6.5% cash or 7.25% PIK), 6/30/2027 (n)(p)	$1,777,076	$1,275,052
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	1,450,000	1,188,862
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	2,951,000	2,238,599
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	3,700,000	2,599,250
Ball Corp., 3.125%, 9/15/2031	2,370,000	1,814,709
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	3,905,000	3,099,594
Crown Americas LLC, 5.25%, 4/01/2030 (n)	2,460,000	2,250,623
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	3,670,000	3,390,346
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,280,000	1,225,101
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	2,295,000	2,157,785
		$21,239,921
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$3,152,000	$2,551,891
Electronics – 1.9%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$1,175,000	$1,033,471
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,382,000	1,127,505
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	1,710,000	1,696,626
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,320,000	4,185,656
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	1,640,000	1,558,000
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,510,000	1,298,917
Synaptics, Inc., 4%, 6/15/2029 (n)	2,990,000	2,469,788
		$13,369,963
Energy - Independent – 2.8%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$2,125,000	$2,167,500
CNX Resources Corp., 6%, 1/15/2029 (n)	2,082,000	1,943,526
CNX Resources Corp., 7.375%, 1/15/2031 (n)	448,000	444,716
Colgate Energy Partners III LLC, 7.75%, 2/15/2026 (n)	445,000	442,647
Colgate Energy Partners III LLC, 5.875%, 7/01/2029 (n)	2,211,000	2,061,227
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	2,815,000	2,695,362
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	2,425,000	2,202,933
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	1,830,000	1,714,508
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	1,475,000	1,357,000
SM Energy Co., 6.5%, 7/15/2028	1,560,000	1,513,200
Southwestern Energy Co., 5.7%, 1/23/2025	186,400	183,186
Southwestern Energy Co., 8.375%, 9/15/2028	1,265,000	1,308,502
Southwestern Energy Co., 5.375%, 3/15/2030	1,870,000	1,729,750
		$19,764,057
Entertainment – 2.3%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$4,584,000	$3,446,939
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	2,295,000	1,590,400
Life Time, Inc., 5.75%, 1/15/2026 (n)	2,475,000	2,301,750
Life Time, Inc., 8%, 4/15/2026 (n)	705,000	614,657
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	2,435,000	2,037,072
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	2,080,000	1,703,000
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,240,000	963,872
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	2,920,000	2,248,400
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	1,940,000	1,668,679
		$16,574,769
Financial Institutions – 3.1%
Avation Capital S.A., 8.25% (8.25% cash or 9% PIK), 10/31/2026 (n)(p)	$1,750,749	$1,399,068
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	2,735,000	2,543,224
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	6,678,595	5,362,364
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	3,451,000	2,697,057
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,590,000	3,195,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
OneMain Finance Corp., 6.875%, 3/15/2025	$1,590,000	$1,542,300
OneMain Finance Corp., 7.125%, 3/15/2026	2,310,000	2,224,530
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	3,400,000	2,635,000
SLM Corp., 3.125%, 11/02/2026	155,000	135,946
		$21,734,589
Food & Beverages – 2.9%
BellRing Brands, Inc., 7%, 3/15/2030 (n)	$2,900,000	$2,738,470
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	4,350,000	3,797,420
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,240,000	3,062,513
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,368,000	2,213,843
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,995,000	3,371,041
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	3,505,000	2,936,734
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	3,115,000	2,760,669
		$20,880,690
Gaming & Lodging – 6.0%
Boyd Gaming Corp., 4.75%, 12/01/2027	$1,360,000	$1,252,995
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	1,250,000	1,055,925
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	2,110,000	1,688,000
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	2,516,000	2,446,810
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	1,880,000	1,714,827
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	3,517,000	2,996,150
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	3,387,000	2,696,899
International Game Technology PLC, 4.125%, 4/15/2026 (n)	3,670,000	3,405,760
International Game Technology PLC, 6.25%, 1/15/2027 (n)	830,000	822,331
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	1,425,000	1,193,046
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)	1,035,000	890,617
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	1,043,000	782,417
Sands China Ltd., 4.3%, 1/08/2026	900,000	736,218
Sands China Ltd., 4.875%, 6/18/2030	1,960,000	1,396,009
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	2,232,000	1,918,137
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)	2,850,000	2,671,040
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	2,470,000	2,249,849
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)	1,110,000	1,048,639
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)	1,701,000	1,432,309
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	740,000	611,273
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	2,310,000	2,023,814
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	3,358,000	2,956,114
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	870,000	677,660
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	1,425,000	987,703
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,424,000	868,640
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	3,210,000	2,553,443
		$43,076,625
Industrial – 1.2%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$1,180,000	$1,007,470
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	1,530,000	1,285,200
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,750,000	3,161,578
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,508,000	3,168,250
		$8,622,498
Insurance - Health – 0.3%
Centene Corp., 3%, 10/15/2030	$2,995,000	$2,410,975
Insurance - Property & Casualty – 1.3%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$1,795,000	$1,637,938
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,440,000	2,006,900
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	755,000	719,276

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Hub International Ltd., 5.625%, 12/01/2029 (n)		$4,072,000	$3,491,699
Ryan Specialty Group, 4.375%, 2/01/2030 (n)		1,409,000	1,204,695
			$9,060,508
Machinery & Tools – 0.5%
Terex Corp., 5%, 5/15/2029 (n)		$3,760,000	$3,354,108
Major Banks – 0.2%
Deutsche Bank AG, 3.729% to 1/14/2031, FLR (SOFR - 1 day + 2.757%) to 1/14/2032		$1,104,000	$777,679
Deutsche Bank AG (New York), 3.742%, 1/07/2033		1,153,000	784,940
			$1,562,619
Medical & Health Technology & Services – 6.7%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$3,275,000	$2,767,375
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		4,000,000	3,614,840
Catalent, Inc., 2.375%, 3/01/2028	EUR	895,000	739,269
Catalent, Inc., 3.125%, 2/15/2029 (n)		$6,340,000	5,188,022
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		6,185,000	5,350,025
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		1,945,000	1,574,730
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		4,435,000	1,818,350
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,265,000	876,013
DaVita, Inc., 4.625%, 6/01/2030 (n)		1,920,000	1,496,880
Encompass Health Corp., 5.75%, 9/15/2025		1,410,000	1,397,160
Encompass Health Corp., 4.75%, 2/01/2030		2,365,000	2,016,163
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		2,378,000	2,266,900
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		4,440,000	4,230,787
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		895,000	705,687
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		1,960,000	1,562,708
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		3,966,000	3,284,585
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)		4,979,000	4,309,325
Tenet Healthcare Corp., 4.375%, 1/15/2030 (n)		853,000	715,667
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)		1,103,000	1,018,223
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		2,245,000	2,035,474
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)		2,035,000	807,907
			$47,776,090
Medical Equipment – 0.7%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$1,750,000	$1,799,971
Teleflex, Inc., 4.625%, 11/15/2027		3,605,000	3,397,172
			$5,197,143
Metals & Mining – 3.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$2,638,000	$2,396,497
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		3,089,000	2,378,726
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		2,295,000	2,158,968
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		1,945,000	1,573,213
Ero Copper Corp., 6.5%, 2/15/2030 (n)		1,307,000	983,517
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		4,140,000	3,290,472
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		2,869,000	2,323,890
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		4,141,000	3,622,547
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		1,330,000	1,043,385
Novelis Corp., 3.25%, 11/15/2026 (n)		1,550,000	1,356,617
Novelis Corp., 4.75%, 1/30/2030 (n)		2,985,000	2,535,892
Novelis Corp., 3.875%, 8/15/2031 (n)		1,367,000	1,059,029
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)		1,380,349	1,380,349
TMS International Corp., 6.25%, 4/15/2029 (n)		685,000	480,407
			$26,583,509

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 5.3%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$1,944,000	$1,716,455
Cheniere Energy Partners LP, 4%, 3/01/2031	3,735,000	3,148,922
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	2,398,000	2,073,071
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	3,493,000	2,942,852
EnLink Midstream LLC, 6.5%, 9/01/2030 (n)	3,200,000	3,144,000
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	247,000	239,223
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	246,000	239,850
EQM Midstream Partners LP, 5.5%, 7/15/2028	6,509,000	5,813,383
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	1,105,000	939,250
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	2,836,000	2,660,660
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	3,825,000	3,429,648
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	4,095,000	4,080,404
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	2,685,000	2,369,002
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	3,375,000	2,894,063
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	2,230,000	1,901,142
		$37,591,925
Network & Telecom – 0.4%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$3,207,000	$2,902,335
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$1,785,000	$1,700,212
Oils – 0.5%
Parkland Corp., 4.625%, 5/01/2030 (n)	$4,470,000	$3,718,213
Personal Computers & Peripherals – 0.5%
NCR Corp., 5%, 10/01/2028 (n)	$2,810,000	$2,361,241
NCR Corp., 5.125%, 4/15/2029 (n)	1,165,000	977,739
		$3,338,980
Pharmaceuticals – 1.7%
13752090 BC Ltd., 9%, 1/30/2028 (n)	$1,055,000	$1,020,712
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	1,873,000	1,442,210
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	375,000	214,688
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	4,390,000	3,896,125
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	3,256,000	2,867,950
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	2,851,000	2,421,269
		$11,862,954
Pollution Control – 1.0%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$930,000	$887,927
GFL Environmental, Inc., 4%, 8/01/2028 (n)	2,825,000	2,444,755
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,000,000	871,578
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	985,000	834,265
Stericycle, Inc., 3.875%, 1/15/2029 (n)	2,695,000	2,340,850
		$7,379,375
Precious Metals & Minerals – 0.5%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$2,520,000	$1,688,400
Taseko Mines Ltd., 7%, 2/15/2026 (n)	1,975,000	1,643,358
		$3,331,758
Printing & Publishing – 0.3%
Cimpress N.V., 7%, 6/15/2026 (n)	$2,965,000	$1,771,587
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$1,315,000	$1,125,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.3%
XHR LP, REIT, 4.875%, 6/01/2029 (n)	$2,095,000	$1,807,356
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$2,430,000	$1,907,550
Retailers – 1.4%
Asbury Automotive Group, Inc., 4.5%, 3/01/2028	$140,000	$121,374
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	3,794,000	3,120,565
Bath & Body Works, Inc., 5.25%, 2/01/2028	5,395,000	4,771,877
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	2,585,000	2,056,368
		$10,070,184
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$1,406,000	$1,300,550
Specialty Stores – 0.9%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$2,796,000	$2,299,402
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	1,315,000	933,834
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	1,855,000	1,034,163
Penske Automotive Group Co., 3.75%, 6/15/2029	2,923,000	2,399,637
		$6,667,036
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$2,509,000	$2,325,115
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	2,570,000	2,126,675
		$4,451,790
Telecommunications - Wireless – 2.8%
Altice France S.A., 6%, 2/15/2028 (n)	$3,610,000	$2,334,482
SBA Communications Corp., 3.875%, 2/15/2027	2,823,000	2,540,700
SBA Communications Corp., 3.125%, 2/01/2029	4,360,000	3,523,883
Sprint Capital Corp., 6.875%, 11/15/2028	4,295,000	4,432,354
Sprint Corp., 7.125%, 6/15/2024	1,100,000	1,112,046
Sprint Corp., 7.625%, 3/01/2026	5,725,000	5,975,469
		$19,918,934
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$1,550,000	$1,356,250
Utilities - Electric Power – 3.3%
Calpine Corp., 4.5%, 2/15/2028 (n)	$3,648,000	$3,278,431
Calpine Corp., 5.125%, 3/15/2028 (n)	3,405,000	3,018,921
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,770,000	1,634,944
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	5,255,000	4,387,925
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	1,766,000	1,712,172
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	488,000	459,247
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	2,075,000	1,929,750
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	2,345,000	2,158,361
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	3,995,000	3,700,793
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,505,000	1,352,619
		$23,633,163
Total Bonds		$690,662,937
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	35,312	$812,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.0%
ICA Tenedora S.A. de C.V. (u)	258,532	$221,826
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	3,300	$1,357,191
Total Common Stocks		$2,391,193
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	3,697	$16,175
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	3,697	15,712
Total Contingent Value Rights		$31,887
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	10/31/26	42,350	$7,285

Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 3.02% (v)	12,125,570	$12,125,570

Other Assets, Less Liabilities – 1.0%		7,005,502
Net Assets – 100.0%		$712,224,374
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,125,570 and $693,093,302, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $588,848,298, representing 82.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 10/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	197,752	USD	221,957	State Street Bank Corp.	1/20/2023	$5,465
USD	490,725	EUR	483,822	State Street Bank Corp.	1/20/2023	9,325
						$14,790
Liability Derivatives
USD	1,707,207	EUR	1,733,680	HSBC Bank	1/20/2023	$(17,796)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	167	$18,469,156	December – 2022	$1,105,765
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	30	$3,615,000	December – 2022	$(463,513)
U.S. Treasury Ultra Bond	Long	USD	6	765,937	December – 2022	(120,816)
						$(584,329)
At October 31, 2022, the fund had cash collateral of $234,550 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$1,357,191	$1,357,191
Luxembourg	—	844,063	—	844,063
Mexico	—	—	221,826	221,826
United Kingdom	—	7,285	—	7,285
U.S. Corporate Bonds	—	592,029,812	—	592,029,812
Foreign Bonds	—	98,633,125	—	98,633,125
Mutual Funds	12,125,570	—	—	12,125,570
Total	$12,125,570	$691,514,285	$1,579,017	$705,218,872
Other Financial Instruments
Futures Contracts – Assets	$1,105,765	$—	$—	$1,105,765
Futures Contracts – Liabilities	(584,329)	—	—	(584,329)
Forward Foreign Currency Exchange Contracts – Assets	—	14,790	—	14,790
Forward Foreign Currency Exchange Contracts – Liabilities	—	(17,796)	—	(17,796)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/22	$1,168,929
Change in unrealized appreciation or depreciation	417,373
Transfers out of level 3	(7,285)
Balance as of 10/31/22	$1,579,017
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2022 is $417,373. At October 31, 2022, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,340,223	$146,833,203	$159,049,586	$1,551	$179	$12,125,570
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$149,121	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.